Derivative Instruments - Schedule of Derivative Instruments (Details) - Derivatives not accounted for as hedges - Foreign currency forward contracts - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Notional Amount	$ 20.1	$ 269.0
Derivative assets, fair value, gross	0.2	2.2
Derivative liabilities, fair value, gross	$ 0.7	$ 11.4